Share Based Compensation - Schedule of Restricted Shares Activity (Details) - Restricted Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Restricted Shares Activity [Line Items]
Number of shares, Outstanding beginning balance	708,333
Weighted average grant date fair value, Outstanding beginning balance	$ 0.16
Number of shares, Granted		1,000,000
Weighted average grant date fair value, Granted		$ 0.16
Number of shares, Vested	(500,000)	(291,667)
Weighted average grant date fair value, Vested	$ 0.16	$ 0.16
Number of shares, Unvested ending balance	208,333	708,333
Weighted average grant date fair value, Unvested ending balance	$ 0.16	$ 0.16